Other operating income (expenses), net - Summary of Details of Other income (expenses), net (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income (expenses), net
Tax credits		R$ 219,305	R$ 60,282	R$ 43,835
Change in fair value of investment properties (Note 11.5)		1,441,276	1,273,033	2,259,924
Result on disposals and write-offs of fixed and intangible assets		(99,324)	141,863	(17,016)
Result on sale of investments		32,375	(383,205)
Gain previously recognized in other comprehensive income reclassified to profit or loss upon disposal of investment		206,388
Net effect of provisions for legal proceedings, legal claims, recoverables and tax installments		(333,659)	(313,876)	(204,158)
Dividends received from Vale S.A				1,339,340
Realization of deferred income				923,214
Result of commercial operations	[1]	664,597
Contractual agreement and others			689,764	(143,221)
Reversal of other provisions			291,032
Other income		179,685	168,245	303,825
Net impairment loss (Note 11.6)		(1,493,752)	(3,155,400)
Gain from corporate restructuring			168,855
Loss of profits and material damages of fixed assets	[2]	998,794
Other		(148,166)	(546,159)	(581,366)
Other (expense) income, net		R$ 1,667,519	R$ (1,605,566)	R$ 3,924,377

[1]	This refers, substantially, to the contractual agreement with a supplier due to the non-use of the total quantity stipulated in the contract, for which the subsidiary Compass was compensated, as well as to the financial settlement result arising from a load optimization transaction for certain commercial contracts, within the scope of executing the commercial strategy in the ordinary course of its business.
[2]	The balance for the twelve-month period ended December 31, 2025, is comprised of R$ 130,271 from Rumo SA and R$ 868,523 from Moove.